Corporate and Group information - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pharvaris Holdings BV [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Pharvaris Holdings B.V.
Legal seat	Leiden
Country of incorporation	The Netherlands
% of equity interest	100.00%	100.00%
Pharvaris Netherlands BV [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Pharvaris Netherlands B.V.
Legal seat	Leiden
Country of incorporation	The Netherlands
% of equity interest	100.00%	100.00%
Pharvaris Inc [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Pharvaris, Inc.
Legal seat	Delaware
Country of incorporation	United States of America
% of equity interest	100.00%	100.00%
Pharvaris GmbH [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Pharvaris GmbH
Legal seat	Zug
Country of incorporation	Switzerland
% of equity interest	100.00%	100.00%